long-term debt	12 Months Ended
Dec. 31, 2018
long-term debt
long-term debt

26   long-term debt

(a)    Details of long-term debt

As at December 31 (millions)	Note	2018	2017
TELUS Corporation notes	(b)	$12,186	$11,561
TELUS Corporation commercial paper	(c)	774	1,140
TELUS Communications Inc. debentures	(e)	620	620
TELUS International (Cda) Inc. credit facility	(f)	419	339
Finance leases	(g)	102	—
Long-term debt		$14,101	$13,660
Current		$836	$1,404
Non-current		13,265	12,256
Long-term debt		$14,101	$13,660

(b)    TELUS Corporation notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

										Principal face amount						Redemption present
								Effective					Outstanding at			value spread
					Issue			interest		Originally			financial			Basis		Cessation
Series [1]	Issued		Maturity		price			rate [2]		issued			statement date			points		date
5.05% Notes, Series CG	December 2009		December 2019	[3]		$994.19		5.13%			$1.0	billion	$	NIL		45.5	[4]	N/A
5.05% Notes, Series CH	July 2010		July 2020			$997.44		5.08%			$1.0	billion		$1.0	billion	47	[4]	N/A
3.35% Notes, Series CJ	December 2012		March 2023			$998.83		3.36%			$500	million		$500	million	40	[5]	Dec. 15, 2022
3.35% Notes, Series CK	April 2013		April 2024			$994.35		3.41%			$1.1	billion		$1.1	billion	36	[5]	Jan. 2, 2024
4.40% Notes, Series CL	April 2013		April 2043			$997.68		4.41%			$600	million		$600	million	47	[5]	Oct. 1, 2042
3.60% Notes, Series CM	November 2013		January 2021			$997.15		3.65%			$400	million		$400	million	35	[5]	N/A
5.15% Notes, Series CN	November 2013		November 2043			$995.00		5.18%			$400	million		$400	million	50	[5]	May 26, 2043
3.20% Notes, Series CO	April 2014		April 2021			$997.39		3.24%			$500	million		$500	million	30	[5]	Mar. 5, 2021
4.85% Notes, Series CP	Multiple	[6]	April 2044			$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	[5]	Oct. 5, 2043
3.75% Notes, Series CQ	September 2014		January 2025			$997.75		3.78%			$800	million		$800	million	38.5	[5]	Oct. 17, 2024
4.75% Notes, Series CR	September 2014		January 2045			$992.91		4.80%			$400	million		$400	million	51.5	[5]	July 17, 2044
1.50% Notes, Series CS	March 2015		March 2018			$999.62		1.51%			$250	million	$	NIL		N/A	[7]	N/A
2.35% Notes, Series CT	March 2015		March 2022			$997.31		2.39%			$1.0	billion		$1.0	billion	35.5	[5]	Feb. 28, 2022
4.40% Notes, Series CU	March 2015		January 2046			$999.72		4.40%			$500	million		$500	million	60.5	[5]	July 29, 2045
3.75% Notes, Series CV	December 2015		March 2026			$992.14		3.84%			$600	million		$600	million	53.5	[5]	Dec. 10, 2025
2.80% U.S. Dollar Notes [8]	September 2016		February 2027		US$	991.89		2.89%		US$	600	million	US$	600	million	20	[9]	Nov. 16, 2026
3.70% U.S. Dollar Notes [10]	March 2017		September 2027		US$	998.95		3.71%		US$	500	million	US$	500	million	20	[9]	June 15, 2027
4.70% Notes, Series CW	Multiple	[11]	March 2048			$998.06	[11]	4.71	% [11]		$325	million [11]		$475	million [11]	58.5	[5]	Sept. 6, 2047
3.625% Notes, Series CX	February 2018		March 2028			$989.49		3.75			$600	million		$600	million	37	[5]	Dec. 1, 2027
4.60% U.S. Dollar Notes [12]	June 2018		November 2048		US$	987.60		4.68%		US$	750	million	US$	750	million	25	[9]	May 16, 2048
1

Interest is payable semi-annually. The notes require us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

2	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
3

On June 28, 2018, we exercised our right to early redeem, on August 1, 2018, all of our 5.05% Notes, Series CG. The long-term debt prepayment premium recorded in the three-month period ended September 30, 2018, was $34 million before income taxes (see Note 9).

4

The notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

5

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CW and Series CX notes, for which it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

6

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

7	The notes were not redeemable at our option, other than in the event of certain changes in tax laws.
8

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 2.95% and an issued and outstanding amount of $792 million (reflecting a fixed exchange rate of $1.3205).

9

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

10

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 3.41% and an issued and outstanding amount of $667 million (reflecting a fixed exchange rate of $1.3348).

11

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61%.

12

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 4.41% and an issued and outstanding amount of $974 million (reflecting a fixed exchange rate of $1.2985).

(c)    TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.25 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.4 billion (2017 – $1.4 billion). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2018, we had $774 million of commercial paper outstanding, all of which was denominated in U.S. dollars (US$569 million), with an effective weighted average interest rate of 3.02%, maturing through June 2019.

(d)    TELUS Corporation credit facility

As at December 31, 2018, TELUS Corporation had an unsecured revolving $2.25 billion bank credit facility, renewed in May 2018 and expiring on May 31, 2023 (2017 – expiring on May 31, 2021), with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

TELUS Corporation’s credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. These tests are that our net debt to operating cash flow ratio must not exceed 4.00:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facility.

Continued access to TELUS Corporation’s credit facility is not contingent upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2018	2017
Net available	$1,476	$1,110
Backstop of commercial paper	774	1,140
Gross available	$2,250	$2,250

We had $184 million of letters of credit outstanding as at December 31, 2018 (2017 – $224 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility. We have arranged incremental letters of credit to allow us to participate in Innovation, Science and Economic Development Canada’s 600 MHz wireless spectrum auction that is to be held in March 2019. Under the terms of the auction, communications between bidders that would provide insights into bidding strategies, including reference to preferred blocks, technologies or valuations, are precluded until the deadline for the final payment in the auction. Disclosure of the precise amount of our letters of credit could be interpreted as a signal of bidding intentions. The maximum amount of letters of credit that any individual participant could be required to deliver is approximately $880 million.

(e)   TELUS Communications Inc. debentures

The Series 3 and 5 Debentures were issued by a predecessor corporation of TELUS Communications Inc., BC TEL, under a Trust Indenture dated May 31, 1990. The Series B Debentures were issued by a predecessor corporation of TELUS Communications Inc., AGT Limited, under a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995.

				Principal face amount
						Outstanding at		Redemption present
			Issue	Originally		financial		value spread
Series [1]	Issued	Maturity	price	issued		statement date		Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175	million	$175	million	N/A (non-redeemable)
9.65% Debentures, Series 5 [2]	April 1992	April 2022	$972.00	$150	million	$249	million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200	million	$200	million	15	[3]
1	Interest is payable semi-annually.
2

Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.

3

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not less than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

The debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured by any mortgage, pledge or other charge and are governed by certain covenants, including a negative pledge and a limitation on issues of additional debt, subject to a debt to capitalization ratio and an interest coverage test. Effective June 12, 2009, TELUS Corporation guaranteed the payment of the debentures’ principal and interest.

(f)    TELUS International (Cda) Inc. credit facility

As at December 31, 2018, TELUS International (Cda) Inc. had a bank credit facility, secured by its assets, expiring on December 20, 2022, with a syndicate of financial institutions. The credit facility is comprised of a US$350 million (2017 – US$350 million) revolving component and an amortizing US$120 million (2017 – US$120 million) term loan component. The credit facility is non-recourse to TELUS Corporation. As at December 31, 2018, $427 million ($419 million net of unamortized issue costs) was outstanding, all of which was denominated in U.S. dollars (US$313 million), with the revolving component having a weighted average interest rate of 4.22%.

	2018						2017
	Revolving		Term loan				Revolving		Term loan
As at December 31 (millions)	component		component [1]		Total		component		component		Total
Available	US$	150	US$	N/A	US$	150	US$	193	US$	N/A	US$	193
Outstanding		200		113		313		157		119		276
	US$	350	US$	113	US$	463	US$	350	US$	119	US$	469
1	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64%.

TELUS International (Cda) Inc.’s credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. These tests are that TELUS International (Cda) Inc.’s net debt to operating cash flow ratio must not exceed 3.25:1.00 and its operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00, all as defined in the credit facility.

The term loan is subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

(g)    Finance leases

Finance leases are subject to amortization schedules, which results in the principal being repaid over various periods of approximately two years. The weighted average interest rate on finance leases was 2.87% as at December 31, 2018. See Note 2(b) for details of significant changes to IFRS-IASB that are not yet effective and have not yet been applied.

(h)    Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at December 31, 2018, are as follows:

	Canadian dollars			U.S. dollars
					Currency swap agreement
Composite long-term debt denominated in	Long-term	Finance		Long-term	amounts to be exchanged
Years ending December 31 (millions)	debt	leases	Total	debt	(Receive) [1]	Pay	Total	Total
2019	$—	$52	$52	$784	$(776)	$755	$763	$815
2020	1,000	50	1,050	8	—	—	8	1,058
2021	1,075	—	1,075	8	—	—	8	1,083
2022	1,249	—	1,249	402	—	—	402	1,651
2023	500	—	500	—	—	—	—	500
2024-2028	3,300	—	3,300	1,501	(1,501)	1,459	1,459	4,759
Thereafter	3,275	—	3,275	1,023	(1,023)	974	974	4,249
Future cash outflows in respect of composite long-term debt principal repayments	10,399	102	10,501	3,726	(3,300)	3,188	3,614	14,115
Future cash outflows in respect of associated interest and like carrying costs [2]	5,408	4	5,412	1,906	(1,838)	1,698	1,766	7,178
Undiscounted contractual maturities (Note 4(c))	$15,807	$106	$15,913	$5,632	$(5,138)	$4,886	$5,380	$21,293
1	Where applicable, principal-related cash flows reflect foreign exchange rates at December 31, 2018.
2

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2018.